Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Impairment Charges [Abstract]
Flight equipment held for operating leases (Note 5)	$ 69,383	$ 39,318	$ 54,331
Flight equipment held for sale	766	4,868	6,955
Asset impairment	$ 70,149	$ 44,186	$ 61,286